Initial Public Offering (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jan. 19, 2021	Dec. 31, 2021
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of unit sold	20,700,000
Initial public offering units, description		Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).
Over-Allotment Option [Member] | Underwriter [Member]
Initial Public Offering (Details) [Line Items]
Number of unit sold	2,700,000
Price per unit (in Dollars per share)	$ 10.00
Common Class A [Member]
Initial Public Offering (Details) [Line Items]
Price per unit (in Dollars per share)		$ 11.50